GENERAL	12 Months Ended
Dec. 31, 2022
GENERAL
GENERAL

NOTE 1 - GENERAL:

a.  General:

1)RedHill Biopharma Ltd. (the “Company”), incorporated on August 3, 2009, together with its wholly-owned subsidiary, RedHill Biopharma Inc. (“RedHill Inc.”), incorporated in Delaware, U.S. on January 19, 2017, is a specialty biopharmaceutical company primarily focused on gastrointestinal (“GI”) diseases and infectious diseases.

The Company’s ordinary shares were traded on the Tel-Aviv Stock Exchange (“TASE”) from February 2011 to February 2020, after which the Company voluntarily delisted from trading on the TASE, effective February 13, 2020. The Company’s American Depositary Shares (“ADSs”) were traded on the Nasdaq Capital Market from December 27, 2012 and have been listed on the Nasdaq Global Market (“Nasdaq”) since July 20, 2018.

The Company’s registered address is 21 Ha’arba’a St, Tel-Aviv, Israel.

2)	Since the Company established its commercial presence in the U.S. in 2017, it has promoted or commercialized various GI-related products that were either developed internally or acquired through in-licensing agreements. As of the date of approval of these financial statements, the Company commercializes in the U.S., mainly Talicia®, for the treatment of Helicobacter pylori infection in adults, the first product approved by the U.S. Food and Drug Administration (“FDA”) being developed primarily internally by the Company. As of December 31, 2022, the Company commercialized Movantik® in the U.S, for the treatment of opioid-induced constipation. See also note 27(a) regarding the transfer of the Company’s rights in Movantik® to HCR Collateral Management, LLC (“HCRM”) in exchange of all the Company’s debt obligations. The Company also continues to advance the development of part of its late-stage therapeutic candidates.
3) Through December 31, 2022, the Company has an accumulated deficit and its activities have been funded primarily through public and private offerings of the Company’s securities and senior secured borrowing. There is no assurance that the Company’s business will generate sustainable positive cash flows to fund its business and support its indebtedness.

The Company plans to further fund its future operations through commercialization and out-licensing of its therapeutic candidates, commercialization of in-licensed or acquired products and raising additional capital through equity or debt financing or through other non-dilutive financing. The Company’s current cash resources are not sufficient to complete the research and development of any and all of its therapeutic candidates and to fully support its commercial operations until generation of sustainable positive cash flows. Management expects that the Company will incur additional losses as it continues to focus its resources on advancing the development of its therapeutic candidates, as well as advancing its commercial operations, that will result in negative cash flows from operating activities. Management believes that there is presently insufficient funding available to allow the Company to fund its activities for a period exceeding one year from the date of this filing. These conditions and events may cast significant doubt about the Company’s ability to continue as a going concern.

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern.

As a U.S. SEC registrant, the Company is required to have its financial statements audited in accordance with Public Company Oversight Board (“PCAOB”) standards. References in these IFRS financial statements to matters that may cast significant doubt about the Company’s ability to continue as a going concern also raise substantial doubt as contemplated by the PCAOB standards.

Following the events of default under the Credit Agreement between RedHill Inc. and HCRM, and HCRM's right to proclaim acceleration of the Borrowing, as described in note 14 below, in February 2023, the Company, RedHill Inc. and HCRM have reached an agreement to extinguish all of RedHill Inc. debt obligations (including all principal, interest, revenue interest, prepayment premiums and exit fees) under the Credit Agreement in exchange for the transfer of its rights in Movantik®. (See also note 14 below).

In the second half of 2022 the Company implemented a cost reduction plan which reduced the operational costs.

The COVID-19 pandemic has presented substantial public health and economic challenges around the world and specifically in the Company’s target markets in the U.S., affecting employees, patients, medical clinics, medical diagnosis, communities, and business operations. The Company took actions designed to mitigate the potential impact of the COVID-19 pandemic on its business operations and to date, the COVID-19 pandemic has not caused significant disruptions to the supply chain and the Company has sufficient supply on hand to meet U.S. commercial demand and clinical study’s needs.

A number of the Company’s commercial activities have been materially impacted by the COVID-19 pandemic, including some launch sales and marketing activities for Talicia® for H. pylori infection and significant impact on sales of Aemcolo® for travelers’ diarrhea as well as on the Company’s sales force turnover.

b. Approval of the financial statements:

The date of the approval of these financial statements by the Board of Directors (the "BoD") is April 27, 2023.